Interest-bearing loans and borrowings (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Interest bearing loans and borrowings
Lease liabilities		$ 188
Current debt		1,822		$ 1,754		$ 2,247
Total current debt and lease liabilities		2,010		1,754		2,247
Non-current liabilities		15,730		17,359		15,560
Lease liabilties		487
Total non-current debt and lease liabilities		16,217		17,359		15,560
Total borrowings		18,227		19,113		17,807
Overdrafts
Interest bearing loans and borrowings
Current debt		146		160		152
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Current debt		8
Bank collateral
Interest bearing loans and borrowings
Current debt		71		384		513
Lease liabilities
Interest bearing loans and borrowings
Lease liabilities		188				5
Lease liabilties		487
Floating rate notes due 2018
Interest bearing loans and borrowings
Current debt						399
1.75% Callable bond
Interest bearing loans and borrowings
Current debt						$ 998
Interest rate on borrowings					1.75%	1.75%
2.375% Callable bond
Interest bearing loans and borrowings
Current debt		$ 1,597
Non-current liabilities				$ 1,594		$ 1,591
Interest rate on borrowings	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%
2.375% Callable bond
Interest bearing loans and borrowings
Interest rate on borrowings	2.375%	2.375%
1.95% Callable bond
Interest bearing loans and borrowings
Current debt				$ 999
Non-current liabilities						$ 999
Interest rate on borrowings	1.95%	1.95%			1.95%	1.95%
Commercial paper
Interest bearing loans and borrowings
Current debt				211		$ 180
0.875% Non-callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 837		$ 854		$ 890
Total borrowings | €	€ 750		€ 750		€ 750
Interest rate on borrowings	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
0.25% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 559		$ 570		$ 594
Interest rate on borrowings	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Floating rate loan due 2022
Interest bearing loans and borrowings
Non-current liabilities		$ 250		$ 250		$ 249
2.375% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 996		$ 994		$ 992
Interest rate on borrowings	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%
Floating rate loan due 2023
Interest bearing loans and borrowings
Non-current liabilities		$ 400		$ 400
7% Guaranteed debentures
Interest bearing loans and borrowings
Non-current liabilities		$ 335		$ 325		$ 347
Interest rate on borrowings	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
3.5% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 846		$ 845
Interest rate on borrowings	3.50%	3.50%
0.75% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 1,003		$ 1,022		$ 1,067
Interest rate on borrowings	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
3.375% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 1,983		$ 1,980		$ 1,978
Interest rate on borrowings	3.375%	3.375%	3.375%	3.375%	3.375%	3.375%
3.125% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 743		$ 743		$ 742
Interest rate on borrowings	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
1.25% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 885		$ 903		$ 941
Interest rate on borrowings	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
4% Callable bond due in 2029
Interest bearing loans and borrowings
Non-current liabilities		$ 992		$ 992
Interest rate on borrowings	4.00%	4.00%
5.75% Non-callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 457		$ 443		$ 468
Interest rate on borrowings	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
6.45% Callable bond
Interest bearing loans and borrowings
Non-current liabilities		$ 2,721		$ 2,721		$ 2,720
Interest rate on borrowings	6.45%	6.45%	6.45%	6.45%	6.45%	6.45%
4% Callable bond due in 2042
Interest bearing loans and borrowings
Non-current liabilities		$ 987		$ 987		$ 987
Interest rate on borrowings	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
4.375% Callable bond due in 2045
Interest bearing loans and borrowings
Non-current liabilities		$ 980		$ 979		$ 979
Interest rate on borrowings	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
4.375% Callable bond due in 2048
Interest bearing loans and borrowings
Non-current liabilities		$ 737		$ 736
Interest rate on borrowings	4.375%	4.375%
Other loans
Interest bearing loans and borrowings
Non-current liabilities		$ 19		$ 21		$ 16